Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	53 Months Ended
		Mar. 31, 2026	Mar. 31, 2026 [4]	Mar. 31, 2026
Schwab Ariel Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Ariel Opportunities ETF
Average Annual Return, Percent	[1],[2]	12.89%		2.72%	[3]
Schwab Crypto Thematic ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Crypto Thematic ETF
Average Annual Return, Percent	[1],[2]	61.49%	23.39%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500® Index
Average Annual Return, Percent		17.80%		9.49%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	MSCI ACWI Index (Net)
Average Annual Return, Percent	[7]	20.01%	14.14%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Index
Average Annual Return, Percent		23.45%		3.71%	[3]
Schwab Crypto Thematic Index® [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Schwab Crypto Thematic Index® (Net)
Average Annual Return, Percent	[7]	61.83%	23.45%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
[3]	Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
[4]	Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
[5]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[6]	The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index® (Net). The fund does not seek to track the regulatory index.
[7]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.